DoubleLine Selective Credit Fund	(Unaudited)
Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 0.0%(a)
	Waterfall Commercial Mortgage Trust
186,663	Series 2015-SBC5-A	4.10	%(b)(c)	01/14/2026	183,040
	Total Asset Backed Obligations (Cost $186,663)				183,040
COLLATERALIZED LOAN OBLIGATIONS - 0.4%
	Babson CLO Ltd./Cayman Islands
1,000,000	Series 2015-2A-ER (3 mo. Term SOFR + 6.71%, 0.00% Floor)	11.33	%(c)	10/20/2030	1,009,061
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A-DR (3 mo. Term SOFR + 7.41%, 0.00% Floor)	12.07	%(c)	07/15/2029	1,007,691
	Total Collateralized Loan Obligations (Cost $1,980,000)				2,016,752
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 0.2%
	20 Times Square Trust
381,000	Series 2018-20TS-G	3.10	%(b)(c)	05/15/2035	297,304
	BB-UBS Trust
160,231	Series 2012-TFT-TE	3.56	%(b)(c)	06/05/2030	140,251
	JP Morgan Chase Commercial Mortgage Securities
350,000	Series 2018-WPT-EFL (1 mo. Term SOFR + 2.84%, 2.60% Floor)	7.37	%(c)	07/05/2033	219,824
	Morgan Stanley Bank of America Merrill Lynch Trust
350,000	Series 2014-C19-C	4.00%		12/15/2047	334,918
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,212,334)				992,297
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 96.4%
	Adjustable Rate Mortgage Trust
2,759,365	Series 2005-10-5A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.00% Cap)	4.97%		01/25/2036	2,575,615
	Ameriquest Mortgage Securities, Inc.
9,500,000	Series 2005-R4-M6 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	5.46%		07/25/2035	8,203,492
	AMSR Trust
1,750,000	Series 2020-SFR2-C	2.53	%(c)	07/17/2037	1,723,880
6,000,000	Series 2020-SFR4-E2	2.46	%(c)	11/17/2037	5,830,080
7,750,000	Series 2020-SFR4-F	2.86	%(c)	11/17/2037	7,549,386
3,222,000	Series 2024-SFR1-B	4.29	%(c)	07/17/2041	3,044,831
	Angel Oak Mortgage Trust LLC
4,500,000	Series 2021-5-M1	2.39	%(b)(c)	07/25/2066	3,295,149
	Arroyo Mortgage Trust
7,539,000	Series 2019-3-M1	4.20	%(b)(c)	10/25/2048	6,556,717
	Asset Backed Securities Corp. Home Equity
3,913,491	Series 2003-HE1-M3 (1 mo. Term SOFR + 5.36%, 5.25% Floor)	9.76%		01/15/2033	3,482,159
	Banc of America Alternative Loan Trust
3,498,950	Series 2007-1-3A24	6.00%		04/25/2037	2,910,355
	Banc of America Funding Corp.
760,694	Series 2006-2-2A11	5.50%		03/25/2036	627,799
788,753	Series 2007-1-TA8	6.35	%(d)	01/25/2037	711,728
2,815,548	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69	%(c)	06/26/2036	2,217,156
	Banc of America Mortgage Securities, Inc.
1,013,458	Series 2006-3-1A10	6.00%		10/25/2036	849,969
	BCAP LLC Trust
8,016,532	Series 2012-RR4-6A2	6.17	%(b)(c)	11/26/2035	4,031,014
3,213,475	Series 2013-RR2-6A2	5.34	%(b)(c)	06/26/2037	2,479,790

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Bear Stearns Adjustable Rate Mortgage Trust
1,881,220	Series 2006-2-2A1	4.43	%(b)	07/25/2036	1,599,356
	Bear Stearns Alt-A Trust
1,561,359	Series 2005-10-23A1	5.13	%(b)	01/25/2036	1,421,805
5,879,436	Series 2006-3-21A1	4.69	%(b)	05/25/2036	4,217,448
1,366,717	Series 2006-4-31A1	4.83	%(b)	07/25/2036	830,336
	Bear Stearns Asset Backed Securities Trust
552,098	Series 2006-AC5-A1	6.75	%(d)	12/25/2036	553,749
3,776,957	Series 2006-AQ1-12A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.56%		10/25/2036	3,596,488
599,098	Series 2006-IM1-A1 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.91%		04/25/2036	587,729
	Carrington Mortgage Loan Trust
3,403,121	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	4.59%		12/25/2036	3,315,275
	Chase Mortgage Finance Corp.
1,588,262	Series 2006-S2-1A9	6.25%		10/25/2036	614,771
3,688,993	Series 2006-S3-1A2	6.00%		11/25/2036	1,450,412
315,794	Series 2007-S3-1A12	6.00%		05/25/2037	138,244
	CIM Trust
8,693,042	Series 2023-R2-A1	5.50	%(b)(c)	08/25/2064	8,664,473
9,761,670	Series 2023-R4-A1	5.00	%(b)(c)	05/25/2062	9,669,123
	Citigroup Mortgage Loan Trust, Inc.
396,208	Series 2005-9-21A2	5.50%		11/25/2035	392,765
506,632	Series 2007-AR8-1A1A	4.04	%(b)	08/25/2047	442,323
3,577,818	Series 2009-10-2A2	7.00	%(b)(c)	12/25/2035	2,560,583
7,639,851	Series 2019-A-PT1	3.92	%(c)	10/25/2058	6,351,161
7,316,303	Series 2020-RP1-A1	1.50	%(b)(c)	08/25/2064	6,393,306
1,040,000	Series 2020-RP1-M1	2.00	%(b)(c)	08/25/2064	772,560
874,000	Series 2020-RP1-M2	2.50	%(b)(c)	08/25/2064	643,124
738,000	Series 2020-RP1-M3	2.75	%(b)(c)	08/25/2064	526,908
1,936,280	Series 2020-RP1-PT5	6.76	%(b)(c)	08/25/2064	1,600,901
1,330,116	Series 2021-JL1-A	2.75	%(b)(c)	02/27/2062	1,277,338
	Citimortgage Alternative Loan Trust
770,994	Series 2006-A1-1A6	6.00%		04/25/2036	719,881
3,233,817	Series 2006-A2-A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		05/25/2036	2,741,835
3,561,208	Series 2006-A2-A6 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.95	%(e)(f)	05/25/2036	159,821
5,321,449	Series 2007-A5-1A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.10% Cap)	4.95%		05/25/2037	4,389,000
5,321,449	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.15	%(e)(f)	05/25/2037	289,405
1,643,657	Series 2007-A6-1A4	6.00%		06/25/2037	1,390,135
1,120,128	Series 2007-A6-1A5	6.00%		06/25/2037	947,376
1,528,480	Series 2007-A8-A1	6.00%		10/25/2037	1,361,120
	Connecticut Avenue Securities Trust
13,875,480	Series 2024-R05-2M1 (30 day avg SOFR US + 1.00%, 1.20% Floor)	5.57	%(c)	07/25/2044	13,886,841
	Countrywide Alternative Loan Trust
1,411,851	Series 2004-27CB-A6	5.50%		12/25/2034	1,235,217
763,512	Series 2005-28CB-2A7	5.75%		08/25/2035	486,916
1,850,161	Series 2005-4-1A3	5.75%		04/25/2035	1,277,890
968,468	Series 2005-46CB-A20	5.50%		10/25/2035	674,633
3,141,933	Series 2005-55CB-2A1	5.50%		11/25/2035	1,797,117
1,923,246	Series 2005-65CB-1A11	6.00%		01/25/2036	1,300,374
142,646	Series 2005-73CB-1A3	6.25%		01/25/2036	137,337
2,482,029	Series 2005-79CB-A1 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	5.00%		01/25/2036	1,219,771
2,482,029	Series 2005-79CB-A2 (-1 x 1 mo. Term SOFR + 4.84%, 0.00% Floor, 4.95% Cap)	0.50	%(e)(f)	01/25/2036	87,222
6,280,053	Series 2005-80CB-4A1	6.00%		02/25/2036	2,941,507
1,078,540	Series 2006-14CB-A8	6.00%		06/25/2036	585,308
10,208,910	Series 2006-31CB-A4	6.00%		11/25/2036	5,792,792
2,388,567	Series 2006-41CB-2A12	6.00%		01/25/2037	1,200,581

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
911,795	Series 2006-41CB-2A15	5.75%		01/25/2037	440,566
2,941,266	Series 2006-46-A6	6.00%		02/25/2047	1,426,577
1,496,765	Series 2006-7CB-2A1	6.50%		05/25/2036	623,498
948,015	Series 2006-8T1-1A4	6.00%		04/25/2036	426,934
940,779	Series 2006-J4-2A13	6.00%		07/25/2036	546,853
2,590,716	Series 2006-J4-2A8	6.00%		07/25/2036	1,505,922
882,962	Series 2006-J6-A5	6.00%		09/25/2036	407,331
753,013	Series 2007-13-A4	6.00%		06/25/2047	381,043
11,583,685	Series 2007-16CB-3A1	6.75%		08/25/2037	2,523,626
4,063,264	Series 2007-2CB-2A9	5.75%		03/25/2037	1,997,537
3,109,696	Series 2007-4CB-1A9	5.75%		04/25/2037	2,543,852
3,436,163	Series 2007-OA8-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.81%		06/25/2047	2,910,403
	Countrywide Asset-Backed Certificates
8,362,156	Series 2005-17-1AF4	6.55	%(d)	05/25/2036	6,631,590
9,222,801	Series 2006-25-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.83%		06/25/2047	7,889,475
	Countrywide Home Loan Mortgage Pass Through Trust
82,716	Series 2006-10-1A11	5.85%		05/25/2036	33,717
1,964,682	Series 2006-13-1A17 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.20	%(e)(f)	09/25/2036	131,876
1,964,682	Series 2006-13-1A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.25% Cap)	5.05%		09/25/2036	638,686
501,686	Series 2006-17-A6	6.00%		12/25/2036	221,034
1,189,741	Series 2006-19-1A7	6.00%		01/25/2037	557,094
1,529,891	Series 2006-9-A2	6.00%		05/25/2036	695,873
5,001,091	Series 2007-15-1A29	6.25%		09/25/2037	2,988,928
5,052,059	Series 2007-21-1A1	6.25%		02/25/2038	2,343,011
439,507	Series 2007-4-1A10	6.00%		05/25/2037	190,351
311,336	Series 2007-8-1A5	5.44%		01/25/2038	123,402
2,910,991	Series 2007-HYB1-2A1	4.04	%(b)	03/25/2037	2,366,770
	Credit Suisse First Boston Mortgage Securities Corp.
801,011	Series 2005-9-3A2	6.00%		10/25/2035	237,502
	Credit Suisse Management LLC
893,285	Series 2005-12-5A1	5.25%		01/25/2036	766,536
	Credit Suisse Mortgage Capital Certificates
706,225	Series 2006-6-1A10	6.00%		07/25/2036	340,050
3,254,385	Series 2006-7-10A1	6.75%		08/25/2036	1,629,168
321,329	Series 2008-2R-1A1	6.00	%(c)	07/25/2037	270,037
2,130,486	Series 2009-9R-10A2	5.50	%(c)	12/26/2035	1,236,173
3,800,000	Series 2020-AFC1-M1	2.84	%(b)(c)	02/25/2050	3,066,583
11,111,474	Series 2020-RPL1-PT1	3.32	%(b)(c)	10/25/2069	8,609,055
	Deutsche ALT-A Securities, Inc.
862,794	Series 2005-6-2A1	5.50%		12/25/2035	715,044
176,839	Series 2006-AB4-A1A	6.01	%(b)	10/25/2036	149,505
	Deutsche Mortgage Securities, Inc.
489,847	Series 2009-RS2-1A2	6.94	%(b)(c)	09/26/2036	487,010
	Ellington Financial Mortgage Trust
4,735,000	Series 2019-2-B1	4.07	%(b)(c)	11/25/2059	3,915,116
	Fannie Mae Connecticut Avenue Securities
16,402,047	Series 2024-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.57	%(c)	05/25/2044	16,424,873
	First Horizon Alternative Mortgage Securities
505,574	Series 2005-FA8-1A3	5.50%		11/25/2035	237,544
1,736,223	Series 2007-FA3-A8	6.00%		06/25/2037	575,680
1,837,869	Series 2007-FA4-1A4	6.25%		08/25/2037	688,041
	First Horizon Asset Securities, Inc.
120,946	Series 2006-1-1A2	6.00%		05/25/2036	44,154
	FirstKey Homes Trust
3,000,000	Series 2020-SFR1-F1	3.64	%(c)	08/17/2037	2,953,872
9,500,000	Series 2020-SFR2-D	1.97	%(c)	10/19/2037	9,227,809
9,500,000	Series 2020-SFR2-E	2.67	%(c)	10/19/2037	9,266,419
	Freddie Mac Structured Agency Credit Risk Debt Notes
11,490,579	Series 2024-HQA1-M1 (30 day avg SOFR US + 1.25%, 0.00% Floor)	5.82	%(c)	03/25/2044	11,506,540
	Freedom Mortgage Parent LLC
10,000,000	Series 2021-GT1-A	3.62	%(b)(c)	07/25/2026	9,235,908

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Fremont Home Loan Trust
9,544,538	Series 2006-D-2A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.67%		11/25/2036	3,361,427
	Greenpoint Mortgage Funding Trust
3,154,634	Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	6.23%		10/25/2045	2,380,534
	GSAMP Trust
7,382,788	Series 2007-NC1-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.71%		12/25/2046	3,793,779
	GSR Mortgage Loan Trust
274,890	Series 2006-2F-3A4	6.00%		02/25/2036	121,954
1,548,429	Series 2006-9F-5A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.10	%(e)(f)	10/25/2036	169,205
1,548,429	Series 2006-9F-5A3 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%		10/25/2036	478,251
733,842	Series 2007-1F-3A14	5.75%		01/25/2037	423,922
1,543,528	Series 2007-2F-3A3	6.00%		03/25/2037	774,007
	Harborview Mortgage Loan Trust
3,474,011	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.90%		02/19/2046	3,145,057
4,575,429	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	6.45%		10/25/2037	3,572,971
	Home Partners of America Trust
3,657,908	Series 2019-2-C	3.02	%(c)	10/19/2039	3,422,960
3,892,366	Series 2019-2-D	3.12	%(c)	10/19/2039	3,638,344
7,326,807	Series 2019-2-E	3.32	%(c)	10/19/2039	6,869,939
	HSBC Asset Loan Obligation
1,968,091	Series 2007-1-3A6	6.00%		06/25/2037	874,028
	Indymac IMSC Mortgage Loan Trust
3,498,214	Series 2007-AR1-3A1	5.11	%(b)	06/25/2037	3,249,249
	JP Morgan Alternative Loan Trust
2,181,480	Series 2008-R2-A1	5.31	%(b)(c)	11/25/2036	1,179,562
	JP Morgan Mortgage Trust
350,140	Series 2005-S3-1A1	6.50%		01/25/2036	176,200
1,034,786	Series 2006-A5-3A2	5.07	%(b)	08/25/2036	800,175
1,887,047	Series 2007-S1-2A8	5.75%		03/25/2037	689,171
	Lavender Trust/US
891,096	Series 2010-R11A-A4	3.71	%(b)(c)	10/26/2036	341,220
	Legacy Mortgage Asset Trust
10,443,059	Series 2019-RPL3-PT1	0.00	%(c)	06/25/2058	8,679,453
2,386,511	Series 2020-SL1-M	3.25	%(b)(c)	01/25/2060	2,376,721
	Lehman Brothers Holdings, Inc.
1,283,812	Series 2007-1-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.65	%(c)	06/25/2037	846,726
5,007,165	Series 2007-1-2A3 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.68	%(c)	06/25/2037	3,302,651
	Lehman Mortgage Trust
688,375	Series 2007-1-1A2	5.75%		02/25/2037	673,294
	Lehman XS Trust
1,354,697	Series 2006-17-1A4A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.79%		08/25/2046	1,165,506
	Long Beach Mortgage Loan Trust
6,488,495	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.03%		03/25/2046	2,296,657
	Mastr Adjustable Rate Mortgages Trust
4,514,415	Series 2005-6-3A2	3.90	%(b)	07/25/2035	1,499,501
	MASTR Alternative Loans Trust
798,125	Series 2004-10-5A5	5.75%		09/25/2034	763,047
	Mastr Asset Backed Securities Trust
15,299,282	Series 2006-WMC3-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.72%		08/25/2036	5,649,551
	Merrill Lynch Alternative Note Asset
1,322,395	Series 2007-F1-2A6	6.00%		03/25/2037	456,352
	Merrill Lynch Mortgage Investors, Inc.
1,004,008	Series 2006-AF1-AF3B	6.25%		08/25/2036	392,587
	MFRA Trust
4,600,000	Series 2021-NQM2-M1	2.37	%(b)(c)	11/25/2064	3,333,755
	Morgan Stanley Mortgage Loan Trust
3,452,276	Series 2005-10-4A1	5.50%		12/25/2035	1,993,029

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	NMLT Trust
4,500,000	Series 2021-INV2-B1	3.32	%(b)(c)	08/25/2056	3,180,269
	Nomura Asset Acceptance Corp.
3,039,692	Series 2006-AP1-A2	5.52	%(b)	01/25/2036	838,185
679,205	Series 2007-1-1A1A	6.50	%(d)	03/25/2047	597,155
	Opteum Mortgage Acceptance Corp.
6,129,549	Series 2006-2-A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.99%		07/25/2036	2,049,163
	PennyMac Mortgage Investment Trust
10,000,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.45	%(c)	03/25/2026	10,047,818
	PR Mortgage Loan Trust
299,529	Series 2014-1-APT	5.86	%(b)(c)	10/25/2049	282,943
	Pretium Mortgage Credit Partners LLC
1,949,839	Series 2021-RN2-A1	4.74	%(c)(d)	07/25/2051	1,939,887
3,021,600	Series 2021-RN3-A1	4.84	%(c)(d)	09/25/2051	3,007,661
7,000,000	Series 2024-NPL9-A1	5.85	%(c)(d)	12/25/2054	7,054,089
	PRPM LLC
2,840,647	Series 2021-6-A1	4.79	%(c)(d)	07/25/2026	2,837,930
6,168,056	Series 2021-6-A2	6.47	%(c)(d)	07/25/2026	6,076,036
2,024,578	Series 2024-7-A1	5.87	%(c)(d)	11/25/2029	2,031,295
	RALI Trust
1,038,281	Series 2005-QS12-A3	5.50%		08/25/2035	885,653
776,245	Series 2005-QS13-1A6	5.50%		09/25/2035	607,946
336,753	Series 2006-QS12-1A1	6.50%		09/25/2036	146,253
1,491,765	Series 2006-QS12-2A12 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 7.50% Cap)	4.65%		09/25/2036	1,040,358
1,491,765	Series 2006-QS12-2A13	2.43	%(f)(g)	09/25/2036	148,405
1,539,211	Series 2006-QS18-1A4	6.25%		12/25/2036	1,397,067
1,776,110	Series 2006-QS3-1A14	6.00%		03/25/2036	1,555,210
547,790	Series 2006-QS7-A2	6.00%		06/25/2036	422,697
4,105,989	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.00	%(e)(f)	01/25/2037	189,718
4,321,654	Series 2007-QS1-1A5 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	5.00%		01/25/2037	3,194,738
538,558	Series 2007-QS11-A1	7.00%		10/25/2037	417,743
306,863	Series 2007-QS5-A1	5.50%		03/25/2037	244,266
	RBSGC Mortgage Pass Through Certificates
430,817	Series 2007-A-2A4	6.25%		01/25/2037	399,867
	Renaissance NIM Trust
15,336,140	Series 2006-2-AF2	5.76	%(d)	08/25/2036	5,566,841
9,024,934	Series 2006-3-AF4	5.81	%(d)	11/25/2036	3,113,029
	Residential Asset Securitization Trust
4,148,544	Series 2006-A12-A1	6.25%		11/25/2036	1,525,845
933,628	Series 2006-A8-1A1	6.00%		08/25/2036	556,472
	Rithm Capital Corp.
2,300,000	Series 2019-NQM4-B1	3.74	%(b)(c)	09/25/2059	1,880,742
	Securitized Asset Backed Receivables LLC
8,123,621	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.99%		03/25/2036	7,413,534
	Sequoia Mortgage Trust
163,809	Series 2013-9-AP	0.00	%(c)(h)	07/25/2043	113,719
	Starwood Mortgage Residential Trust
868,052	Series 2020-3-A1	1.49	%(b)(c)	04/25/2065	840,894
	Structured Adjustable Rate Mortgage Loan Trust
2,237,313	Series 2005-17-5A1	5.72	%(b)	08/25/2035	1,238,665
996,558	Series 2005-22-4A1	5.60	%(b)	12/25/2035	917,428
667,637	Series 2008-1-A2	4.93	%(b)	10/25/2037	507,595
	Structured Asset Mortgage Investments, Inc.
2,384,160	Series 2006-AR6-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.81%		07/25/2046	2,028,098
2,425,237	Series 2006-AR6-1A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.83%		07/25/2046	1,909,460
3,847,681	Series 2006-AR7-A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.87%		08/25/2036	3,126,464
3,391,579	Series 2007-AR3-2A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor, 10.50% Cap)	4.83%		09/25/2047	3,077,021

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Structured Asset Securities Corp.
4,500,000	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		11/25/2037	3,492,328
11,904,921	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.64	%(c)	03/25/2037	9,779,317
	Velocity Commercial Capital Loan Trust
715,024	Series 2019-1-M6	6.79	%(b)(c)	03/25/2049	561,477
280,479	Series 2019-2-M5	4.93	%(b)(c)	07/25/2049	229,963
1,082,058	Series 2019-2-M6	6.30	%(b)(c)	07/25/2049	793,121
849,417	Series 2020-1-M6	5.69	%(b)(c)	02/25/2050	646,521
1,327,165	Series 2021-1-M3	2.57	%(b)(c)	05/25/2051	1,045,910
3,205,830	Series 2021-1-M4	2.85	%(b)(c)	05/25/2051	2,399,238
3,538,498	Series 2021-2-M4	3.08	%(b)(c)	08/25/2051	2,635,937
	Vericrest Opportunity Loan Transferee
1,520,186	Series 2021-NPL6-A1	5.24	%(c)(d)	04/25/2051	1,522,437
	Verus Securitization Trust
2,200,000	Series 2020-1-B1	3.62	%(b)(c)	01/25/2060	1,991,777
2,264,258	Series 2020-4-A1	2.50	%(c)(d)	05/25/2065	2,198,456
6,685,000	Series 2021-6-B1	4.05	%(b)(c)	10/25/2066	5,260,325
2,073,000	Series 2021-R2-B1	3.25	%(b)(c)	02/25/2064	1,532,253
7,000,000	Series 2024-9-A1	5.44	%(b)(c)	11/25/2069	7,032,228
	WaMu Mortgage Pass Through Certificates
5,368,664	Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.79%		09/25/2046	4,312,294
8,339,854	Series 2006-AR18-1A1	3.70	%(b)	01/25/2037	7,145,194
6,225,398	Series 2007-HY7-3A1	4.49	%(b)	07/25/2037	5,596,266
	Washington Mutual Alternative Mortgage Pass-Through Certificates
797,975	Series 2005-10-2A8	6.00%		11/25/2035	723,969
2,364,256	Series 2006-5-2CB6	6.00%		07/25/2036	1,668,267
1,670,544	Series 2007-2-1A6	6.00%		04/25/2037	1,334,533
93,588	Series 2007-4-1A1	5.50%		06/25/2037	87,966
	Wells Fargo Alternative Loan Trust
431,697	Series 2007-PA3-1A4	5.75%		07/25/2037	362,711
	Wells Fargo Mortgage Backed Securities Trust
320,026	Series 2006-AR4-2A1	6.15	%(b)	04/25/2036	309,600
1,825,475	Series 2007-7-A1	6.00%		06/25/2037	1,658,258
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $620,093,210)				502,079,235
SHORT TERM INVESTMENTS - 3.3%
5,659,492	First American Government Obligations Fund - U	4.41	%(i)		5,659,492
5,659,493	JPMorgan US Government Money Market Fund - IM	4.44	%(i)		5,659,493
5,659,493	MSILF Government Portfolio - Institutional	4.42	%(i)		5,659,493
	Total Short Term Investments (Cost $16,978,478)				16,978,478
	Total Investments - 100.3% (Cost $640,450,685)				522,249,802
	Other Liabilities in Excess of Assets - (0.3)%				(1,451,291)
	NET ASSETS - 100.0%				$520,798,511

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	96.4%
Short Term Investments	3.3%
Collateralized Loan Obligations	0.4%
Non-Agency Commercial Mortgage Backed Obligations	0.2%
Asset Backed Obligations	0.0	%(a)
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

(a)	Represents less than 0.05% of net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $279,044,461 or 53.6% of the Fund's net assets.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(f)	Interest only security
(g)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(h)	Principal only security
(i)	Seven-day yield as of period end.

SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

December 31, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted market prices in active markets for identical securities
• Level 2 — Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
• Level 3 — Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2024:

Category	DoubleLine Selective Credit Fund
Investments in Securities
Level 1
Short Term Investments	$16,978,478
Total Level 1	16,978,478
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	502,079,235
Collateralized Loan Obligations	2,016,752
Non-Agency Commercial Mortgage Backed Obligations	992,297
Asset Backed Obligations	183,040
Total Level 2	505,271,324
Level 3	—
Total	$522,249,802

See the Schedule of Investments for further disaggregation of investment categories.